CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
Statements Line Items
CAPITAL STOCK [Text Block]

14. CAPITAL STOCK

Authorized

As at December 31, 2018, the authorized share capital of the Company was an unlimited number of common and preferred shares without par value.

Common Shares

During the year ended December 31, 2018, the Company:

  Issued 21,084 shares valued at $23,825 pursuant to an employment and consulting agreement of which the full amount has been included in exploration expenditures for the year ended December 31, 2017 and recorded as a commitment to issue shares.

  Issued 204,963 shares valued at $266,452 pursuant to an incentive stock grant program to employees of the Company of which $166,476 has been included in exploration expenditures.

  Issued 192,500 shares valued at $186,100 pursuant to the exercise of stock options.

  Issued 381,321 shares valued at $602,487 or $1.58 per share pursuant to a credit facility (Note 8).

During the year ended December 31, 2017, the Company:

  Completed a non-brokered private placement raising $7,000,000 by the issuance of 5,000,000 units at a price of $1.40 per Unit. Each Unit was comprised of one common share and one-half of one non-transferable common share purchase warrant. Each whole warrant entitles the holder to purchase an additional common share for $2.00 until April 12, 2019.

  The Company paid finder’s fees totaling $356,986. Included in this amount was 246,604 Units (6% of the Units sold to investors introduced by finders) valued at $345,246 and $11,740 in cash. The Units paid as finders fees included the same terms as the private placement Units.

  Pursuant to the Company’s accounting policy, the gross proceeds of the private placement were allocated using a residual value method with respect to the measurement of shares and warrants issued as private placement units. This resulted in $6,200,000 recorded as share capital and $800,000 being allocated to reserves. For the finder’s fees paid in Units, $305,789 was allocated to share capital and $39,457 being allocated to reserves.

  Issued 75,000 (2016 - 165,000; 2015 - Nil) shares valued at $85,700 (2016 - $127,800; 2015 - $Nil) pursuant to the exercise of stock options.

  Issued 68,873 shares valued at $79,190 pursuant to employment and consulting agreements, of which the full amount has been included in exploration expenditures. Included in commitment to issue shares is $23,825 for accruals in exploration expenditures for shares approved to be issued pursuant to an employment and consulting agreement for shares issued in January 2018.

  Issued 245,000 (2016 - 140,000; 2015 – 163,000) shares valued at $279,300 (2016 - $166,600; 2015 – $233,950) pursuant to an incentive stock grant program to employees of the Company. The shares issued for 2016 and 2015 were applied against commitment to issue shares as they related to prior period accruals.

  Issued Nil (2016 - 250,000; 2015 – Nil) shares valued at $Nil (2016 - $145,000; 2015 - $Nil) pursuant to a purchase agreement for the Maggie Creek and Afgan royalties.

Stock Options

The Company adopted a stock option plan (the “Plan”) pursuant to the policies of the TSX-V. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time. The vesting terms are determined at the time of the grant, subject to the terms of the plan.

During the year ended December 31, 2018, 2017 and 2016 , the change in stock options outstanding is as follows:

		Weighted Average
	Number	Exercise Price

Balance as at December 31, 2015	5,428,500	$1.67
Granted	1,277,500	1.30
Exercised	(165,000)	0.77
Expired	(1,729,500)	2.66
Balance as at December 31, 2016	4,811,500	1.24
Granted	1,472,500	1.20
Exercised	(75,000)	1.14
Forfeited	(961,500)	1.97
Balance as at December 31, 2017	5,247,500	1.10
Granted	1,810,000	1.32
Exercised	(192,500)	0.97
Forfeited	(122,500)	1.10
Balance as at December 31, 2018	6,742,500	$1.16

Number of options exercisable as at December 31, 2018	6,730,000	$1.16

The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2018:

Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date

April 25, 2014	1,167,500	1,167,500	1.20	April 25, 2019
December 22, 2014	60,000	60,000	0.87	December 22, 2019
June 8, 2015	1,065,000	1,065,000	0.66	June 8, 2020
October 18, 2016	1,200,000	1,200,000	1.30	October 18, 2021
August 28, 2017	1,440,000	1,440,000	1.20	August 28, 2022
July 20, 2018*	1,640,000	1,627,500	1.30	July 20, 2023
September 20, 2018	75,000	75,000	1.42	September 20, 2023
November 28, 2018	75,000	75,000	1.57	November 28, 2023
December 14,2018	20,000	20,000	1.42	December 14, 2023

Total	6,742,500	6,730,000

*25,000 Options granted for investor relations services vest 25% every 3 months from the date of grant.

The weighted average remaining useful life of exercisable stock options is 2.80 years (2017 – 3.10 years).

Restricted share units

In 2017, the Company introduced a long-term restricted share unit plan (“RSUs”). The RSUs entitle employees, directors, or officers to common shares of the Company upon vesting based on vesting terms determined by the Company’s Board of Directors at the time of grant.

Expiry Date	December 31, 2017	Granted	Vested	Expired/Cancelled	December 31, 2018
December 31, 2019	312,500	-	-	-	312,500
December 31, 2020	-	312,500	-	-	312,500

Share-based Payments

During the year ended December 31, 2018, the Company recorded aggregate share-based payments of $1,820,724 (2017 - $1,415,639, 2016 - $970,796) as they relate to the fair value of stock options granted or vested during the period and the fair value of incentive stock grants. Share-based payments for the years ended December 31, 2018 , 2017 and 2016 are allocated to expense accounts as follow:

	General and
	Administrative	Exploration
Year ended December 31, 2018	Expenses	Expenditures	Total
Shares issued for services	$99,975	$166,477	$266,452
RSU's vested	164,313	-	164,313
Fair value of stock options granted	767,463	622,496	1,389,959
	$1,031,751	$788,973	$1,820,724

	General and
	Administrative	Exploration
Year ended December 31, 2017	Expenses	Expenditures	Total
Shares issued for services	$85,500	$272,990	$358,490
Commitment to issue shares	-	23,825	23,825
RSU's vested	27,575	-	27,575
Fair value of stock options granted	562,979	442,770	1,005,749
	$676,054	$739,585	$1,415,639

	General and
	Administrative	Exploration
Year ended December 31, 2016	Expenses	Expenditures	Total
Commitment to issue shares	$27,462	$-	$27,462
Fair value of stock options granted	440,477	502,857	943,334
	$467,939	$502,857	$970,796

The weighted average fair value of the stock options granted during the year ended December 31, 2018 was $0.78 per stock option (2017 - $0.70, 2016- $0.74) . The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Risk free interest rate	2.09%	1.53%	0.73%
Expected life (years)	5	5	5
Expected volatility	69.93%	70.81%	69.80%
Dividend yield	-	-	-

Warrants

During the year ended December 31, 2018, 2017 and 2016 , the changes in warrants outstanding is as follow:

		Weighted Average
	Number	Exercise Price

Balance as at December 31, 2016	-	$-
Issued	2,623,306	2.00
Balance as at December 31, 2017 and 2018	2,623,306	$2.00

The following table summarizes information about the warrants which were outstanding and exercisable at December 31, 2018:

	Number of Warrants	Exercise Price	Expiry Date

Private placement, April 12, 2017	2,500,004	$2.00	April 12, 2019
Finders warrants, April 12, 2017	123,302	$2.00	April 12, 2019
Total	2,623,306